                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio   March 23, 2007
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total        43,399
                                          (thousands)

List of Other Included Managers: None

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    1,886      37,600 SH              SOLE                   --     --   --
AMEREN CORP             COMMON          023608102      303       7,050 SH              SOLE                   --  7,050   --
AMEREN CORP 9.75% ACES
   5/15/05 REDM         CONVERTIBLE PFD 023608201      927      35,000 SH              SOLE                   --     --   --
CHUBB CORP              COMMON          171232101      498       7,310 SH              SOLE                   --  6,810  500
CINCINNATI BELL INC
   $3.375 CV PFD        CONVERTIBLE PFD 171871403    1,175      28,000 SH              SOLE                   --     --   --
CITIZENS UTILITIES
   TRUST 5% CV PFD      CONVERTIBLE PFD 177351202    3,200      64,000 SH              SOLE                   --     --   --
CONOCOPHILLIPS          COMMON          20825C104      431       5,650 SH              SOLE                   --  5,350  300
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAA1    1,366   1,325,000 PRN             SOLE                   --     --   --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAB9    1,486   1,450,000 PRN             SOLE                   --     --   --
FORD MOTOR 6.50% CAP TR
   II CV PFD            CONVERTIBLE PFD 345395206    1,391      25,400 SH              SOLE                   --     --   --
GENERAL MOTORS CORP     CONVERTIBLE DEB 370442717      240       8,250 PRN             SOLE                   --     --   --
GENERAL MOTORS CORP CV
   W/PAR                CONVERTIBLE DEB 370442733    1,848      74,800 PRN             SOLE                   --     --   --
JEFFERSON PILOT CORP    COMMON          475070108      371       7,300 SH              SOLE                   --  7,300   --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    1,874   1,895,000 PRN             SOLE                   --     --   --
KERR MCGEE CORPORATION  CONVERTIBLE DEB 492386AP2    2,363   2,250,000 PRN             SOLE                   --     --   --
KING PHARMACEUTICALS    CONVERTIBLE DEB 495582AG3    2,133   2,300,000 PRN             SOLE                   --     --   --
LIBERTY MEDIA CORP      CONVERTIBLE DEB 530715AR2    2,882   3,220,000 PRN             SOLE                   --     --   --
LOEWS CORP CV DEB       CONVERTIBLE DEB 540424AL2      741     775,000 PRN             SOLE                   --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS     CONVERTIBLE PFD 632525309    1,064      30,000 SH              SOLE                   --     --   --
NAVISTAR FINANCIAL CORP CONVERTIBLE DEB 638902AM8    1,670   1,700,000 PRN             SOLE                   --     --   --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307    2,345      42,700 SH              SOLE                   --     --   --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3      349     356,000 PRN             SOLE                   --     --   --
PRIDE INTL INC          CONVERTIBLE DEB 74153QAD4    2,506   2,500,000 PRN             SOLE                   --     --   --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    1,383      53,000 SH              SOLE                   --     --   --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307    2,183      38,400 SH              SOLE                   --     --   --
ROBBINS & MYERS CV SUB
   NOTES                CONVERTIBLE DEB 770196AB9      149     141,000 PRN             SOLE                   --     --   --
ROPER INDUSTRIES CV DEB CONVERTIBLE DEB 776696AA4    1,119   2,500,000 PRN             SOLE                   --     --   --
STATE STREET CORP 6.75%
   SPACES REDM          CONVERTIBLE PFD 857477202      229       1,000 SH              SOLE                   --     --   --
THERMO ELECTRON CORP CV
   DEBS                 CONVERTIBLE DEB 883556AJ1      299     300,000 PRN             SOLE                   --     --   --
TRAVELERS PROPERTY

   CASUALTY C           CONVERTIBLE DEB 89420G307    3,194     134,200 PRN             SOLE                   --     --   --
WORLD COLOR PRESS INC CV
   DEB                  CONVERTIBLE DEB 981443AA2    1,794   1,750,000 PRN             SOLE                   --     --   --
                                                    43,399